Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	665,946
Proposed Maximum Offering Price per Unit	3.82
Maximum Aggregate Offering Price	$ 2,543,913.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 351.31
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional shares of the Registrant's Class A Common Stock ("Common Stock") that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Consists of 665,946 shares of Common Stock available for issuance under the Registrant's Amended and Restated 2021 Incentive Award Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Common Stock as reported on the OTCQB Venture Market on June 16, 2026. (4) The Registrant does not have any fee offsets.